CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES:
Time charter revenues	$ 114,259	$ 157,712	$ 175,576
EXPENSES:
Voyage expenses	13,826	15,528	10,665
Vessel operating expenses	85,955	88,272	86,923
Depreciation and amortization of deferred charges (Notes 2(l) and 2(m))	81,578	76,333	70,503
General and administrative expenses	25,510	25,335	26,217
Management fees to related party (Notes 3(b) and 4(d))	1,464	405	0
Gain on contract termination (Note 9(b))	(5,500)	0	0
Foreign currency gain	(253)	(984)	(528)
Operating loss	(88,321)	(47,177)	(18,204)
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 11)	(21,949)	(15,555)	(8,427)
Interest and other income (Note 4(b))	2,410	3,152	3,627
Gain from derivative instruments (Note 14)	0	0	68
Gain / (loss) from equity method investments (Note 3)	(56,377)	(5,133)	12,668
Total other income/(expenses), net	(75,916)	(17,536)	7,936
Net loss	(164,237)	(64,713)	(10,268)
Dividends on series B preferred shares (Notes 10(a) and 12)	(5,769)	(5,769)	(5,080)
Net loss attributed to common stockholders	$ (170,006)	$ (70,482)	$ (15,348)
Loss per common share, basic and diluted (Note 12)	$ (2.11)	$ (0.89)	$ (0.19)
Weighted average number of common shares, basic and diluted (Note 12)	80,441,517	79,518,009	81,292,290